Weighted Average Shares Outstanding	12 Months Ended
Jun. 30, 2019
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Note 11. Weighted Average Shares Outstanding

Weighted average shares of common stock outstanding used in the calculation of basic and diluted earnings per share were as follows:

	June 30,
	2019	2018
Weighted average shares outstanding-basic	178,227,405	144,510,021
Dilutive options and restricted stock and warrants	-	-
Weighted average shares outstanding-diluted	178,227,405	144,510,021

Antidilutive securities not included:
Stock options	22,669,883	41,643,571
Stock options arising from convertible note payable and interests	3,917,860	4,141,176
Restricted stock grants	1,729,288	1,208,157
Warrants	8,000,000	8,000,000
Convertible preferred stock	8,254,074	-
Total	44,571,105	54,992,904